Basic and Diluted Net Income per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Earnings Per Share Disclosure [Line Items]
Net income from continuing operations	$ 23,409	$ 13,564	$ 7,973
Net income from discontinued operations, net of tax			236
Net income (attributable to China Distance Education Holdings Limited	23,409	13,564	8,209
Allocated to ordinary share - basic	23,392	13,554	8,209
Allocated to nonvested restricted share - basic	$ 17	$ 10
Weighted average number of ordinary shares outstanding	139,613,967	135,174,562	133,996,737
Weighted average number of nonvested restricted share	102,754	103,082
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	780,483	1,121,589	366,371
Weighted average ordinary shares outstanding used in computing diluted net income per share	140,497,204	136,399,233	134,363,108
Basic net income per share, Basic from continuing operations	$ 0.17	$ 0.10	$ 0.06
Basic net income per share, Basic from discontinued operations (net of tax)			$ 0.00
Basic net income per share, Basic	$ 0.17	$ 0.10	$ 0.06
Basic net income per nonvested restricted share, Basic from continuing operations	$ 0.17	$ 0.10
Basic net income per nonvested restricted share, Basic from discontinued operations (net of tax)	$ 0	$ 0	$ 0
Basic net income per nonvested restricted share, Basic	$ 0.17	$ 0.10
Diluted from continuing operations	$ 0.17	$ 0.10	$ 0.06
Diluted from discontinued operations (net of tax)			$ 0.00
Diluted net income per share, Diluted	$ 0.17	$ 0.10	$ 0.06